Virtus International Equity Fund,

a series of Virtus Opportunities Trust

Supplement dated September 7, 2016 to the Summary and

Statutory Prospectuses dated January 28, 2016

Important Notice to Investors

As approved by the Board of Trustees of Virtus Opportunities Trust, effective September 7, 2016, Duff & Phelps Investment Management Co. (“Duff & Phelps”) became the subadviser to the above named fund. Also effective September 7, 2016, the fund’s current subadviser, Euclid Advisors LLC (“Euclid”) is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the fund are hereby removed from the fund’s prospectuses. Frederick A. Brimberg, a portfolio manager at Euclid and Duff & Phelps, will continue to serve as the portfolio manager for the fund. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the fund’s investment adviser. Duff & Phelps will serve under an interim subadvisory agreement until such time as the fund’s standard subadvisory agreement is implemented, not to exceed 150 days.

Additional disclosure changes resulting from the replacement of the subadviser are described below and are also effective September 7, 2016.

The second paragraph under “Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Duff & Phelps Investment Management Co. (“Duff & Phelps”), an affiliate of VIA, is subadviser to the fund (since September 2016).

The disclosure under “Portfolio Management” in the summary prospectuses and in the summary section of the statutory prospectus is hereby replaced with the following:

>	Frederick A. Brimberg, Senior Managing Director and International Equity Portfolio Manager at Duff & Phelps. Mr. Brimberg has served as a Portfolio Manager of the fund since May 2013.

Under “The Adviser” on page 179 of the statutory prospectus, the first table is hereby amended by replacing the row for the fund with the following information:

Virtus International Equity Fund	Duff & Phelps

The disclosure under “Portfolio Management” on page 183 of the statutory prospectus, the section under the subheading “Duff & Phelps” is hereby revised by adding the following:

Virtus International Equity Fund	Frederick A. Brimberg (since May 2013)

Frederick A. Brimberg. Mr. Brimberg is Senior Managing Director and International Equity Portfolio Manager at Duff & Phelps (since August 2016) and Euclid Advisors LLC (“Euclid”) (since 2012), an affiliate of Duff & Phelps and VIA. Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management and its predecessor Lexington Management, with a focus on global equity investing. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with positions at Brimberg & Co., and Lehman Brothers.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 28, 2016.

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020/IntEquityDPIMChanges (9/2016)

2

Virtus International Equity Fund,

a series of Virtus Opportunities Trust

Supplement dated September 7, 2016 to the

Statement of Additional Information (“SAI”) dated January 28, 2016

Important Notice to Investors

As approved by the Board of Trustees of Virtus Opportunities Trust, effective September 7, 2016, Duff & Phelps Investment Management Co. (“Duff & Phelps”) became the subadviser to the above named fund. Also effective September 7, 2016, the fund’s current subadviser, Euclid Advisors LLC (“Euclid”) is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the fund are hereby removed from the fund’s prospectuses. Frederick A. Brimberg, a portfolio manager at Euclid and Duff & Phelps, will continue to serve as the portfolio manager for the fund. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the funds’ investment adviser. Duff & Phelps will serve under an interim subadvisory agreement until such time as the fund’s standard subadvisory agreement is implemented, not to exceed 150 days.

Additional disclosure changes resulting from the replacement of the subadviser are described below and are also effective September 7, 2016.

In the “Glossary” beginning on page 2, the entry entitled “Duff & Phelps” is hereby revised to read: “Duff & Phelps Investment Management Co., subadviser to the Global Infrastructure Fund, Global Real Estate Fund, International Equity Fund, International Real Estate Fund and Real Estate Fund.

Under the “Non-Public Portfolio Holdings Information” beginning on page 9, the table is hereby revised to replace the second row with the following:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Subadviser (Global Infrastructure Fund, Global Real Estate Fund, International Equity Fund, International Real Estate Fund and Real Estate Fund)	Duff & Phelps Investment Management Co.	Daily, with no delay

Investors should retain this supplement with the

SAI for future reference.

VOT 8020B SAI/IntEquityDPIMChanges (9/2016)